Investments In Unconsolidated Entities	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Entities
Note 9 Investments in Unconsolidated Entities
Investments in unconsolidated entities consist of amounts invested in entities in which TDS holds a noncontrolling interest. TDS' Investments in unconsolidated entities are accounted for using either the equity method or measurement alternative method as shown in the table below. The carrying value of measurement alternative method investments represents cost minus any impairments plus or minus any observable price changes.

December 31,	2019	2018
(Dollars in millions)
Equity method investments:
Capital contributions, loans, advances and adjustments	$116	$116
Cumulative share of income	2,099	1,930
Cumulative share of distributions	(1,748)	(1,587)
Total equity method investments	467	459
Measurement alternative method investments	21	21
Total investments in unconsolidated entities	$488	$480

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and results of operations of TDS’ equity method investments:

December 31,	2019	2018
(Dollars in millions)
Assets
Current	$1,516	$1,299
Noncurrent	5,776	5,010
Total assets	$7,292	$6,309

Liabilities and Equity
Current liabilities	$626	$436
Noncurrent liabilities	1,132	405
Partners’ capital and shareholders’ equity	5,534	5,468
Total liabilities and equity	$7,292	$6,309

Year Ended December 31,	2019	2018	2017
(Dollars in millions)
Results of Operations
Revenues	$6,929	$6,801	$6,585
Operating expenses	5,043	4,985	4,985
Operating income	1,886	1,816	1,600
Other income (expense), net	(24)	9	(3)
Net income	$1,862	$1,825	$1,597